Operating expenses - SG&A expenses (Details) € in Thousands		12 Months Ended				24 Months Ended
	Jul. 28, 2020 EUR (€)	Dec. 31, 2020 EUR (€) employee factor	Dec. 31, 2019 EUR (€) employee	Dec. 31, 2018 EUR (€) employee		Dec. 31, 2019 EUR (€) employee
Disclosure Of Operating Expenses [Line Items]
Purchases, fees and other expenses		€ (6,482)	€ (9,435)	€ (5,918)
Payroll costs (including share-based payments)		(7,789)	(9,205)	(6,701)
Depreciation, amortization and provision expenses		(340)	(270)	(35)
Total SG&A expenses		€ (14,611)	(18,909)	(12,653)	[1]
Number of impacts | factor		2
Share issue related cost	€ 1,387	€ 10,700	€ (1,030)	€ 1,030
Decrease in employee benefit expense		€ 1,674
% Decrease In employee benefit expense		14.00%
End-of-period headcount | employee		90	110	102		110
Share-based payments		€ 2,924	€ 4,320	€ 1,867
Selling, general and administrative expense
Disclosure Of Operating Expenses [Line Items]
Increase (decrease) in rent, fees, and other expenses		€ (2,816)	3,500
% Decrease in rent, fees, and other expenses		30.00%
Share issue related cost		€ 1,030	507	€ 1,000		€ 1,500
Consulting fees			500
Recruitment fees			400
Communication expense			400
Legal fees			€ 300
Decrease in employee benefit expense		€ 1,400
% Decrease In employee benefit expense		15.00%
End-of-period headcount | employee		24	29	23		29
Increase in number of employees | employee			6	3		6
Share-based payments		€ 2,300	€ 3,400	€ 1,500

[1]	The Company applied the new standard IFRS 16 – Leases starting January 1, 2019 following the modified retrospective method, the comparative financial statements are therefore not restated (see Note 2.1 for further details on the impacts of the first application of IFRS 16 – Leases)